Cover	12 Months Ended
Sep. 30, 2025
Document Information [Line Items]
Document Type	DEFR14A
Amendment Flag	false
Entity Information [Line Items]
Entity Registrant Name	AZENTA, INC.
Entity Central Index Key	0000933974